Operating Real Estate	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Real Estate [Abstract]
Operating Real Estate
Operating Real Estate
Real Estate Acquisitions and Sales
There were no significant acquisitions or sales of operating real estate for the three months ended March 31, 2014. In May 2014, the Company, through a subsidiary, completed its previously announced acquisition of a $1.1 billion healthcare real estate portfolio comprised of over 8,500 beds across 43 senior housing facilities and 37 skilled nursing facilities, located primarily in Florida, Illinois, Oregon and Texas. Refer to Note 19 for further disclosure.
Discontinued Operations
Discontinued operations relates to five healthcare properties held for sale as of March 31, 2014. The following table presents income (loss) from discontinued operations related to such properties for the three months ended March 31, 2014 and 2013 (dollars in thousands):

	Three Months Ended March 31,
	2014	2013
Revenue
Rental and escalation income	$—	$960
Other revenue	—	92
Total revenue	—	1,052
Expenses
Other interest expense	—	470
Real estate properties—operating expenses	350	—
Other expenses	34	53
Depreciation and amortization	—	369
Total expenses	384	892
Income (loss) from discontinued operations	$(384)	$160

4. Operating Real Estate
The following table presents operating real estate, net as of December 31, 2013 and 2012 (dollars in thousands):

	December 31,
	2013	2012
Land	$461,133	$268,738
Land improvements	1,003,069	211,323
Buildings and improvements	1,036,752	967,727
Tenant improvements	31,811	69,304
Leasehold interests	12,322	12,322
Furniture and fixtures	15,415	9,075
Subtotal (1)	2,560,502	1,538,489
Less: Accumulated depreciation	(190,997)	(147,943)
Operating real estate, net (2)	$2,369,505	$1,390,546
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(1)	As of December 31, 2013 and 2012, includes $4.9 million and $342.5 million of REO, respectively.

(2)	As of December 31, 2013 and 2012, operating real estate was subject to $2.1 billion and $1.0 billion of mortgage notes payable, respectively.
For the years ended December 31, 2013, 2012 and 2011, depreciation expense was $76.1 million, $33.3 million and $29.1 million, respectively.
Operating Real Estate Acquisitions
The following summarizes significant acquisitions of operating real estate for the year ended December 31, 2013. The Company consolidates each of these properties based on its majority voting interest in the respective property owning entity, as applicable.
Manufactured Housing Communities Portfolios
In April 2013, the Company, through a joint venture with a private investor, acquired a portfolio of manufactured housing communities comprised of 71 communities containing approximately 17,000 pad rental sites located throughout five states (primarily in Florida and Salt Lake City, Utah) (“MH Portfolio 2”) for an aggregate purchase price of $865.3 million, including all escrows and reserves and $2.2 million of transaction costs. MH Portfolio 2 was financed with eight separate ten-year, non-recourse mortgages in the aggregate amount of $640.0 million at a weighted average fixed interest rate of 4.02% and maturing in 2023 (“MH 2 Senior Mortgage”). The Company structured the acquisition as a joint venture with the same third-party operating partner that is currently managing the Company’s initial portfolio of manufactured housing communities (“MH Portfolio 1”). The Company contributed $214.9 million of equity for an approximate 98% interest in MH Portfolio 2. For the year ended December 31, 2013, the Company recorded $64.6 million of revenue and $13.7 million of net loss associated with MH Portfolio 2, respectively.
The following table presents the final allocation of the purchase price of the assets acquired and liabilities issued upon the closing of MH Portfolio 2 (dollars in thousands):

Assets:
Land	$151,294
Land improvements	593,941
Buildings	11,271
Acquired in-place leases	18,375
Other assets acquired	88,194
Total assets acquired	$863,075

Liabilities:
Mortgage notes payable	$639,999
Other liabilities	3,203
Total liabilities	643,202
Total NRFC Sub REIT Corp. stockholders’ equity	214,873
Non-controlling interests	5,000
Total equity	219,873
Total liabilities and equity	$863,075

The following table presents unaudited consolidated pro forma results of operations based on the Company’s historical financial statements and adjusted for the acquisition of MH Portfolio 2 and related borrowings as if it occurred on January 1, 2012. The unaudited pro forma amounts were prepared for comparative purposes only and are not indicative of what actual consolidated results of operations of the Company would have been, nor are they indicative of the consolidated results of operations in the future, and exclude transaction costs (dollars in thousands):

	Years Ended December 31,
	2013	2012
Pro forma total revenues	$656,612	$639,520
Pro forma net income (loss) attributable to NRFC Sub REIT Corp. common stockholders	$(23,869)	$(208,067)

In December 2013, the Company, through a joint venture with a private investor, acquired a portfolio of manufactured housing communities comprised of 12 communities containing approximately 4,600 pad rental sites located throughout three states (“MH Portfolio 3”) for an aggregate purchase price of $344.7 million, including all costs, escrows and reserves. MH Portfolio 3 was financed with three separate ten-year, non-recourse mortgages in the aggregate amount of $248.0 million at a weighted average fixed interest rate of 4.92% and maturing in 2024 (“MH 3 Senior Mortgage”). The Company structured the acquisition as a joint venture with the same third-party operating partner that is currently managing the Company’s other portfolios of manufactured housing communities MH Portfolio 1 and MH Portfolio 2. The Company contributed $89.0 million of equity for an approximate 92% interest in MH Portfolio 3.
The following table presents the initial allocation of the purchase price of the assets acquired and liabilities issued upon the closing of MH Portfolio 3 (dollars in thousands):

Assets:
Land	$43,831
Land improvements	242,259
Buildings	6,375
Acquired in-place leases	7,122
Other assets acquired (1)	45,123
Total assets acquired	$344,710

Liabilities:
Mortgage notes payable	$248,000
Total liabilities	248,000
Total NRFC Sub REIT Corp. stockholders’ equity	88,973
Non-controlling interests	7,737
Total equity	96,710
Total liabilities and equity	$344,710
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(1)	Includes $29.1 million of notes receivable and $12.2 million of manufactured homes recorded in other assets on the consolidated balance sheets.
Multifamily Investments
In March 2013, the Company, through a joint venture with a private investor, acquired a multifamily property with 972 units, located in Tennessee (“Multifamily Property 1”), for $49.2 million. Multifamily Property 1 was financed with a non-recourse mortgage of $39.6 million at a fixed interest rate of 3.996% and maturing in 2023 (“MF 1 Senior Mortgage”). The Company contributed $12.9 million of equity for a 90% interest in Multifamily Property 1.
In the second quarter 2013, the Company, through a joint venture with a private investor, acquired eight multifamily properties with 2,418 units, located in Georgia, Florida and Tennessee (“Multifamily Properties 2”), for $202.1 million. Multifamily Properties 2 was financed with seven separate non-recourse mortgages in the aggregate amount of $158.4 million at a weighted average fixed interest rate of 4.03% and maturing in 2023 (“MF 2 Senior Mortgages”). The Company contributed $55.3 million of equity for a 95% interest in Multifamily Properties 2.
In June 2013, the Company, through a joint venture with a private investor, acquired two multifamily properties with 626 units, located in Arizona (“Multifamily Properties 3”), for $61.5 million. Multifamily Properties 3 was financed with two separate non-recourse mortgages of $46.5 million at a weighted average fixed interest rate of 4.28% and maturing in 2023 (“MF 3 Senior Mortgages”). The Company contributed $15.0 million of equity for an 85% interest in Multifamily Properties 3.
Healthcare Investments
In June 2013, the Company acquired 11 assisted living facilities located in Minnesota for $51.0 million. The Company contributed $14.6 million of equity and financed the portfolio with a non-recourse mortgage of $38.2 million at an interest rate of LIBOR plus 3.00% and maturing in 2016 with two one-year extension options.
In June 2013, the Company acquired a memory care facility located in Connecticut for $10.5 million. The Company contributed $3.0 million of equity and financed the property with a non-recourse mortgage of $7.9 million at an interest rate of LIBOR plus 2.75% and maturing in 2018. In the fourth quarter 2013, the Company sold this asset to NorthStar Healthcare at cost. Refer to Note 10 for further disclosure.
REO
The Company acquired one retail property, located in Wisconsin, in connection with taking title to a CRE debt investment, for the year ended December 31, 2013. The property had an original loan balance of $12.5 million and an initial REO value of $6.9 million and is reported on the Company’s consolidated balance sheet as of December 31, 2013.
The following table presents a rollforward of REO in operating real estate for the year ended December 31, 2013 (dollars in thousands):

Beginning balance	$344,056
Additions (1)	201,110
Deconsolidation of N-Star CDOs	(533,016)
Capital expenditures	2,692
Depreciation	(9,897)
Ending balance	$4,945
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(1)
Represents REO for which the Company took title to for the year ended December 31, 2013, of which one REO with a carrying value of $4.9 million remains as of December 31, 2013 subsequent to the deconsolidation of certain N-Star CDOs (refer to Note 3).

Real Estate Sales
For the year ended December 31, 2013, the Company did not have any operating real estate sales, other than the sale of properties at cost to NorthStar Healthcare (refer to Note 10). The following table presents sales of operating real estate for the years ended December 31, 2012 and 2011, respectively (dollars in thousands):

Date	Type	Location	Sales Proceeds	Gain (Loss)
2012
January	Land	Aventura, FL	$5,068	$2,011
June	Land	Florence, AZ	1,356	1,001
December	Retail	Park City, UT	—	6,281
Subtotal from continuing operations			6,424	9,293
April	Office	Indianapolis, IN	2,118	314
December	Multifamily	San Antonio, TX	4,827	1,765
Subtotal from discontinued operations			6,945	2,079
Total			$13,369	$11,372

2011
March	Retail	New York, NY	$6,889	$4,981
April	Healthcare	Various - Wisconsin	25,992	9,416
August	Multifamily	Norcross, GA	7,122	2,918
Other	Office	Various	17,004	(117)
Total from discontinued operations			$57,007	$17,198

In May 2011, the Company took title to a timeshare property which is classified in other assets on the consolidated balance sheets. For the year ended December 31, 2013, the Company sold 29 timeshare units for total sales proceeds of $17.5 million, including seller financing of $0.6 million, resulting in a net realized gain of $12.2 million. For the year ended December 31, 2012, the Company sold 38 timeshare units for total sales proceeds of $22.7 million, including seller financing of $0.9 million, resulting in a net realized gain of $20.9 million. For the year ended December 31, 2011, the Company sold 15 timeshare units for total sales proceeds of $8.7 million, including seller financing of $2.3 million, resulting in a net realized gain of $3.7 million.
In connection with the acquisition of manufactured housing portfolios, the Company acquired manufactured homes which are classified in other assets on the consolidated balance sheets. For the year ended December 31, 2013, the Company sold 436 manufactured homes for total sales proceeds of $7.2 million, including seller financing of $4.7 million, resulting in a net realized loss of $1.2 million.
Discontinued Operations
Discontinued operations relates to five healthcare properties held for sale as of December 31, 2013 and a multifamily property and an office property sold in 2012. The following table presents income (loss) from discontinued operations related to such properties for the years ended December 31, 2013, 2012 and 2011 (dollars in thousands):

	Years Ended December 31,
	2013	2012		2011
Revenue
Rental and escalation income	$3,736	$7,202		$9,057
Other revenue	92	—		219
Total revenue	3,828	7,202		9,276
Expenses
Other interest expense	1,893	1,934		4,129
Real estate properties—operating expenses	34	1,580		1,296
Other expenses	195	66		—
Impairment on operating real estate (3)	8,613	966		—
Other general and administrative	79	1,076		1,585
Depreciation and amortization	1,370	1,708		2,135
Total expenses	12,184	7,330		9,145
Income (loss) from discontinued operations	(8,356)	(128)		131
Gain (loss) on sale from discontinued operations	—	2,079	(1)	17,198	(2)
Total income (loss) from discontinued operations	$(8,356)	$1,951		$17,329
____________________________________________________________

(1)	Relates primarily to the sale of a multifamily property and an office property.

(2)	Primarily related to the sale of 18 healthcare assisted living facilities, a leasehold interest in a retail property and a multifamily property.

(3)	In 2013, primarily relates to a healthcare property where the Company is in negotiations with the existing lender to appoint a receiver on the property and to return the property to such lender.
Midwest Holdings
In March 2011, the Company sold its 100% common membership interest in Midwest Care Holdco TRS I LLC (“Midwest Holdings”) and assigned all of its rights, title, obligations and other interests in Midwest Holdings to the purchaser and contemporaneously entered into a new lease agreement with an affiliate of the purchaser. As of March 2011, the operations of Midwest Holdings were deconsolidated. For the year ended December 31, 2011, the Company recognized a realized loss of $0.5 million in connection with the sale and deconsolidation of its common membership interest.